North American Funds
116 Huntington Avenue
Boston, MA 02116
(617) 266-6008


February 28, 1996

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street N.W.
Washington, D.C. 20549

     Re: North American Funds
         File No. 33-27958/811-5797

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated February 28, 1996 for the North American Funds (the "Fund"), an open-end management investment company, contains no changes from the form of prospectus and statement of additional information for the Fund contained in post-effective amendment No. 22 under the Securities Act of 1933 ("1933 Act") and amendment No. 24 under the Investment Company Act of 1940 to the Fund's registration statement on Form N-1A filed with the Securities and Exchange Commission on February 23, 1996 via EDGAR.

     If you have any questions, please call the undersigned at 617-266-6008, extension 213.

Sincerely,

/s/ Betsy Anne Seel

Betsy Anne Seel
Assistant Secretary